Convertible Notes Payable to Related Party (Details) (Convertible Debt [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Debt Instrument [Line Items]
Weighted average interest rate	6.08%	6.20%
Convertible notes payable	$ 31,013		$ 29,870
Accrued interest	7,802		6,700
Interest expense	1,102	919
Note One [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	27,000
Maturity date	Nov. 30, 2015
Secured interest rate	26.00%
Conversion price	$ 2.10
Note One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread	6.00%
Note One [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread	2.00%
Note Two [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	32,000
Maturity date	Nov. 30, 2015
Secured interest rate	26.00%
Conversion price	$ 1.5
Note Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread	6.00%
Note Two [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread	2.00%
Note Three [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 37,000
Maturity date	Dec. 31, 2016
Secured interest rate	26.00%
Conversion price	$ 1.5
Note Three [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread	6.00%
Note Three [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread	2.00%